SCOPE OF CONSOLIDATION - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Goodwill	€ 785,182	€ 785,182
Cash Collected From Settlements of Receivables or Collateral
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents	26,497	28,230
CHINA
Disclosure of subsidiaries [line items]
Goodwill	0	0
Restricted cash and cash equivalents	€ 77,790	€ 66,456
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%
Noncontrolling interest (percent)	20.00%	20.00%
Ferrari Financial Services Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	100.00%	100.00%
Noncontrolling interest (percent)	0.00%	0.00%
Ferrari Financial Services GmbH
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		49.90%
Loans to consumers
Disclosure of subsidiaries [line items]
Provision	€ 2,687	€ 3,530
Trade receivables
Disclosure of subsidiaries [line items]
Provision	€ 2,737	€ 3,231